Summary of Significant Accounting Policies - Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 9,406,697	$ 589,340	$ 1,283,615	$ 913,636
Restricted cash and cash equivalents-current	0	0		0
Restricted cash and cash equivalents-non-current	$ 427,697	$ 542,490	$ 641,388	$ 172,782